Note 16 - Tangible assets (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Property Plant And Equipment Abstract
For own use (PPE)	€ 6,209	€ 6,581
Assets leased out under an operating lease	376	415
Property, plant and equipment	6,585	6,996
Investment Properties Tangible Assets Abstract
Investment Properties Tangible Assets	151	195
Tangible Assets	6,736	7,191
Land And Buildings [Member]
Property Plant And Equipment Abstract
For own use (PPE)	5,372	5,490
Work In Progress Member [Member]
Property Plant And Equipment Abstract
For own use (PPE)	214	234
Furniture Fixtures And Vehicles [Member]
Property Plant And Equipment Abstract
For own use (PPE)	6,046	6,628
Impairment Of Assets Member [Member]
Property Plant And Equipment Abstract
For own use (PPE)	(296)	(315)
Assets leased out under an operating lease	0	0
Investment Properties Tangible Assets Abstract
Investment Properties Tangible Assets	(15)	(20)
Leased Out Under An Operating Lease Member [Member]
Property Plant And Equipment Abstract
Assets leased out under an operating lease	452	492
Accrued Depreciation [Member]
Property Plant And Equipment Abstract
For own use (PPE)	(5,126)	(5,456)
Assets leased out under an operating lease	(76)	(77)
Investment Properties Tangible Assets Abstract
Investment Properties Tangible Assets	(9)	(13)
Building rental [Member]
Investment Properties Tangible Assets Abstract
Investment Properties Tangible Assets	171	224
Other [Member]
Investment Properties Tangible Assets Abstract
Investment Properties Tangible Assets	4	4
Total [Member]
Property Plant And Equipment Abstract
Property, plant and equipment	6,585	6,996
Investment Properties Tangible Assets Abstract
Investment Properties Tangible Assets	€ 151	€ 195